Correction of Immaterial Errors - Schedule of Consolidated Statement of Cash Flows (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Correction of Immaterial Errors - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Loss before income tax	R$ (28,074)	R$ (34,101)	R$ (244,304)	R$ (112,430)	R$ (73,864)
Taxes on provisions				R$ 399
Taxes and fees			2,534
Income taxes paid			(9,624)
As previously reported [Member]
Correction of Immaterial Errors - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Loss before income tax			(247,862)
Taxes on provisions			(12,389)
Taxes and fees			(767)
Income taxes paid			9,624
Adjustments [Member]
Correction of Immaterial Errors - Schedule of Consolidated Statement of Cash Flows (Details) [Line Items]
Loss before income tax			3,558
Taxes on provisions			12,389
Taxes and fees			3,301
Income taxes paid			R$ (19,248)